Shareholders' Deficit - Schedule of Stock Options Valuation of Assumptions (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Expected dividends		0.00%
Minimum [Member]
Expected term		2 years
Exercise price		$ 0.0216
Expected volatility		184.00%
Risk-free interest rate		1.50%
Maximum [Member]
Expected term		5 years
Exercise price		$ 0.2669
Expected volatility		217.00%
Risk-free interest rate		1.87%
Warrant [Member]
Expected dividends	0.00%
Forfeitures	0.00%
Warrant [Member] | Minimum [Member]
Expected term	2 years
Exercise price	$ 0.0001
Expected volatility	158.00%
Risk-free interest rate	1.92%
Warrant [Member] | Maximum [Member]
Expected term	5 years
Exercise price	$ 0.0516
Expected volatility	193.00%
Risk-free interest rate	2.81%